Note 24 - Subsequent Events (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Note 24 - Subsequent Events (Details) [Line Items]
Number of Businesses Acquired		9	9	8
Payments to Acquire Businesses, Gross (in Dollars)		$ 44,108	$ 91,559	$ 31,314
Americas [Member]
Note 24 - Subsequent Events (Details) [Line Items]
Number of Businesses Acquired		7
EMEA [Member]
Note 24 - Subsequent Events (Details) [Line Items]
Number of Businesses Acquired		2
Subsequent Event [Member]
Note 24 - Subsequent Events (Details) [Line Items]
Number of Businesses Acquired	4
Payments to Acquire Businesses, Gross (in Dollars)	$ 40,500
Subsequent Event [Member] | Americas [Member]
Note 24 - Subsequent Events (Details) [Line Items]
Number of Businesses Acquired	2
Subsequent Event [Member] | EMEA [Member]
Note 24 - Subsequent Events (Details) [Line Items]
Number of Businesses Acquired	2